APPENDIX I 		                UNITED
STATES
		SECURITIES AND EXCHANGE
COMMISSION
		             Washington, D.C.
20549

		                   FORM 24F-2
		       Annual Notice of
 Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Growth Trust
	Two International Place
	Boston, MA 02110

2.The name of each series or class of securities for which this
Form is filed (state "All Series" if Form is being filed for all series):

	Eaton Vance Greater China Growth
Fund
	Eaton Vance Richard Bernstein All
Asset Strategy Fund
	Eaton Vance Richard Bernstein
 Equity Strategy Fund
	Eaton Vance Worldwide Health Sciences Fund

3. Investment Company Act File Number:
				811-01241

    Securities Act File Number:
				002-22019

4(a). Last day of fiscal year for which
 this Form is filed:

				8/31/2019

4(b). Is this Form is being filed late
(i.e., more than 90 days after the
end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities
 sold during the
fiscal year pursuant to section 24(f):
$	$601,911,663

(ii)  Aggregate price of securities redeemed or

repurchased during the fiscal year:
$	$907,168,826

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees
 payable
to the Commission:
$	$413,105,372

(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:
$	$1,320,274,198

(v)    Net sales - if item 5(i) is greater
 than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
$	$0

(vi)   Redemption credits available for
 use in future years -
if item 5(i) is less than item 5(iv)
 [subtract item
5(iv) from item 5(i)]:
$	$718,362,535

(vii)  Multiplier for determining registration fee
(See Instructions C.9):
x	0.0001298

(viii) Registration fee due
 [multiply Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):
=	$0.00


6. Prepaid Shares

If the response to item 5(i) was determined by
 deducting an amount
of securities that were registered under the
 Securities Act of 1933
pursuant to rule 24e-2 as in effect before
[effective date of recession of
rule 24e-2], then report the amount of securities
 (number of shares or
other units) deducted here:
$0.00

If there is a number of shares or other units
 that were registered pursuant
to rule 24e-2 remaining unsold at the end of the
 fiscal year for which this
Form is filed that are available for use by the
 issuer in future fiscal years,
then state that number here:
$0.00


7. Interest due - if this Form is being filed
 more than 90 days after the end
of the issuer's fiscal year (See Instruction D):
$0.00


8. Total of the amount of the registration
fee due plus any interest
due [line 5(viii) plus line 7]:
$0.00


9. Date the registration fee and any
interest payment was sent to
the Commission's lockbox depository:
					N/A
Method of delivery:		Wire Transfer
		Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Michael Shattuck
Vice President of Eaton Vance Management

Date: 11/15/19